Deferred Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 6,283,236	$ 4,362,771	$ 4,820,215
Capitalization	1,006,773	911,425	1,349,236
Interest	172,195	181,239	177,754
Amortization	(1,438,375)	(1,331,923)	(853,904)
Change in shadow DAC	(777,486)	2,159,724	(1,130,530)
Balance, end of year	$ 5,246,343	$ 6,283,236	$ 4,362,771